Contracted concessional assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 8,034,890		$ 8,161,129
Amount of increase in the contracted concessional assets cost	162,000
Impairment loss on contracted concessional financial assets	0	$ 0
Impairment provision based on expected credit losses on contracted concessional financial assets	41,000
Reversal of impairment losses		$ 8,000
Contracted Concessional Assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	862,081		819,146
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,435,825		10,384,597
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (2,400,935)		$ (2,223,468)